TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Valuation Allowance
Balance at beginning of the year	$ 352,716	$ 188,205	$ 122,624
Additions	92,233	209,900	77,016
Reversals	(39,064)	(45,389)	(11,435)
Balance at end of the year	$ 405,885	$ 352,716	$ 188,205